Income Taxes - Summary of Reconciliation Between Actual Income Tax Expense and Amount Computed by Applying the Statutory Tax Rate (Parentheticals) (Details)	12 Months Ended
	Dec. 31, 2021		Dec. 31, 2020	Dec. 31, 2019
Reconciliation of accounting profit multiplied by applicable tax rates [abstract]
Applicable tax rate	27.50%		27.50%	27.50%
Effective tax rate		[1]	30.05%		[1]

[1]	The effective tax rate for the year ended December 31, 2019 and 2021 is not calculated due to income tax benefit and the effective tax rate for the year ended December 31, 2020 is 30.05%.